Note 13 - Leases - Future Maturities of Operating Lease Liabilities and Other Lease Information (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 186
2021	110
2022	73
2023	45
2024	45
Thereafter	128
Total Lease Payments	587
Less: Interest	(40)
Other Liabilities [Member]
Present Value of Lease Liabilities	$ 547